Summary of Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Line Items]
Profit percentage	10.00%
Annual transfers rate	9.00%
Issued share capital percentage	50.00%
Statutory Reserve [Member]
Summary of Material Accounting Policies [Line Items]
Annual transfers rate	10.00%